GENERAL (Tables)	12 Months Ended
Dec. 31, 2013
Fis [Member]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable
On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of FIS, a provider of insurance software solutions for L&P, in consideration for $  49,671, composed of the following:

Sapiens' common shares	$38,987
Cash paid	6,750
Warrants (i)	2,031
Options (ii)	1,903

Total purchase price	$49,671

(i)	Sapiens issued 1,000,000 warrants (See Note 11(d)).

(ii)
Represents the fair value of the vested portion of 934,970 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of FIS originally granted under the FIS Employee Share Option Plan. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $  4.1, early exercise of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed based on management's assessment with the assistance of a third party valuation:

Cash and cash equivalents	$8,349
Restricted cash	239
Trade receivables	5,152
Other receivables and prepaid expenses	632
Property and equipment	451
Severance pay fund	4,182
Other intangible assets	11,724
Goodwill	35,523

Total assets acquired	66,252

Trade payables	(1,486)
Employees and payroll accruals	(3,461)
Accrued expenses and other liabilities	(1,914)
Deferred revenues	(1,706)
Deferred tax liabilities	(406)
Accrued severance pay	(4,487)
Long-term contracts	(2,239)
Non-controlling interest	(882)

Total liabilities assumed	(16,581)

Total assets acquired, net	$49,671

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
The following table sets forth the components of intangible assets and liabilities associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$4,206	13%
Customer relationships	7,518	14%
Long-term contracts	(2,239)	67%

Total	$9,485	22%

Idit Technologies Ltd [Member]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable
On August 21, 2011, the Company completed the acquisition of all of the outstanding shares of IDIT, a provider of insurance software solutions which focuses on the P&C market in consideration for $  31,444, composed as follows:

Sapiens' common shares	$29,052
Options (i)	2,392

Total purchase price	$31,444

(i)
Represents the fair value of the vested portion of 1,003,874 options of Sapiens granted upon consummation of the acquisition to the holders of partially vested options of IDIT originally granted under the IDIT Employee Share Option Scheme. The fair value of these options was determined using a Binomial valuation model with the following assumptions: stock price of $  4.1, early exercise factor of 1.5-11, risk-free interest rate of 0.10%-2.07%, expected volatility of 70% and no dividend yield.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed based on management's assessment with the assistance of a third party valuation:

Cash and cash equivalents	$2,143
Restricted cash	216
Trade receivables	1,194
Other receivables and prepaid expenses	302
Other long term assets	90
Property and equipment	482
Severance pay fund	1,800
Other intangible assets	7,918
Goodwill	25,355

Total assets acquired	39,500

Trade payables	(807)
Employees and payroll accruals	(2,328)
Accrued expenses and other liabilities	(1,012)
Deferred revenues	(1,769)
Accrued severance pay	(2,140)

Total liabilities assumed	(8,056)

Total purchase price	$31,444

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

	Fair value	Weighted average rate

Core technology	$5,548	14%
Customer relationships	1,389	16%
Long-term contracts	981	74%

Total intangible assets	$7,918	22%